Equity-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended
	Jun. 11, 2014	Sep. 30, 2014	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation expense		$ 8,600,000	$ 39,703,000
Common Stock, shares issued		130,778,665	130,778,665
Performance Unit Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value			$ 19.80
Promote Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense accrued or recognized for Units granted			0
Issuance of vested and unvested restricted shares			3,100,000
Initial public offering price		$ 17.00	$ 17.00
Holding percentage		50.00%	50.00%
Total Compensation expense		5,400,000	31,700,000
Unrecognized compensation expense			20,100,000
Forfeited shares for stock based compensation			9,658
Promote Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common shares vested			40.00%
Promote Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common shares vested			40.00%
Promote Plan [Member] | Restricted Stock [Member] | Blackstone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common shares vested			20.00%
2014 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of vested and unvested restricted shares			350,000
Initial public offering price		$ 16.65	$ 16.65
Holding percentage		50.00%	50.00%
Total Compensation expense		3,200,000	7,900,000
Unrecognized compensation expense			$ 25,700,000
Forfeited shares for stock based compensation			620
Common Stock, shares issued	1,010,000
Grant price	$ 18.70
Performance unit grant, remaining life			1 year 7 months 6 days
Common stock shares available for future issuance		11,600,000	11,600,000
2014 Omnibus Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common shares vested			50.00%
2014 Omnibus Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common shares vested			40.00%
2014 Omnibus Incentive Plan [Member] | Restricted Stock [Member] | Blackstone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common shares vested			10.00%
2014 Omnibus Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period	16,044
Grant-date fair value	$ 18.70
2014 Omnibus Incentive Plan [Member] | Performance-based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, shares issued	500,000
Performance unit grant, remaining life			2 years 3 months 18 days
Restricted stock units issued	109
Description of value of units granted under the plan			The calculation of the value of the units granted under the 2014 Performance Unit Grant is weighted as follows 70% based on the Company's total shareholder return ("TSR") relative to the total shareholder returns of a defined set of peer companies ("Relative Shareholder Return"); and 30% based on the Company's absolute TSR compound annual growth rate ("TSR CAGR").
2014 Omnibus Incentive Plan [Member] | Performance-based RSUs [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout range			33.00%
2014 Omnibus Incentive Plan [Member] | Performance-based RSUs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout range			167.00%